OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER RECEIVABLES
Schedule of other current receivables

USDm	2019	2018
Partners and commercial managements	1.9	—
Derivative financial instruments	0.5	3.7
Tax receivables	1.5	1.2
Other	2.3	2.6
Balance as of 31 December	6.2	7.5